Invesco Quality Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2019
invesco.com/us
VK-QINC-QTR-1   03/19
Invesco Advisers, Inc.

Schedule of Investments
March 31, 2019
(Unaudited)
Principal Amount		Value
U.S. Government Sponsored Agency Mortgage-Backed Securities–89.92%
Collateralized Mortgage Obligations–5.88%
Fannie Mae ACES, 3.07%, (1 mo. USD LIBOR + 0.59%), 09/25/2023(a)	$2,790,021	$2,789,465
Fannie Mae Grantor Trust, 7.50%, 01/19/2039(b)	241,889	261,262
Fannie Mae Interest STRIPS, IO,
6.50%, 10/25/2024	96,661	9,975
8.00%, 05/25/2030	562,981	134,459
7.50%, 01/25/2032	185,896	28,531
Fannie Mae REMICs,
2.00%, 06/25/2019	86	86
6.60%, 06/25/2039(b)	746,833	847,086
2.99%, (1 mo. USD LIBOR + 0.50%), 06/25/2046(a)	671,836	674,059
Fannie Mae REMICs, IO,
3.00%, 10/25/26 to 05/25/45	15,825,602	3,238,628
8.00%, 08/18/27 to 09/18/27	557,373	121,754
7.00%, 09/25/32 to 05/25/33	690,028	331,410
6.00%, 05/25/2033	30,352	7,020
4.16%, (6.65% - 1 mo. USD LIBOR), 03/25/2039(a)	6,629,573	457,059
3.50%, 08/25/2042	1,141,842	130,743
1.43%, 02/25/2056(b)	13,878,452	640,227
Freddie Mac Multifamily Structured Pass Through Securities, 3.14%, (12 mo. MTA Rate + 0.74%), 05/25/2044(a)	1,404,395	1,405,990
Freddie Mac REMICs, IO,
3.00%, 09/15/25 to 04/15/26	1,787,531	141,029
2.50%, 09/15/2027	2,138,893	137,882
1.68%, 02/15/2039(b)	4,927,053	247,000
4.00%, 12/15/2041	1,217,213	102,312
2.93%, (1 mo. USD LIBOR + 0.45%), 10/15/2036(a)	1,021,269	1,027,760
3.03%, (1 mo. USD LIBOR + 0.55%), 10/15/2036(a)	753,905	758,959
3.01%, (1 mo. USD LIBOR + 0.50%), 03/15/2042(a)	295,763	296,096
Freddie Mac STRIPS, 8.00%, 06/15/2031	869,026	227,640
Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/2043	1,722,896	1,999,616
Freddie Mac Whole Loan Securities Trust, 3.00%, 09/25/2045	1,664,094	1,650,778
Principal Amount		Value
Collateralized Mortgage Obligations–(continued)
Ginnie Mae REMICs,
5.88%, 01/20/2039(b)	$1,550,095	$1,712,607
4.49%, 07/20/2041(b)	2,355,292	2,477,113
3.75%, 09/20/2041(b)	1,620,852	1,704,375
2.50%, 10/20/2043	1,144,852	1,014,112
3.00%, 01/20/2046	6,179,917	5,673,928
		30,248,961
Federal Home Loan Mortgage Corp. (FHLMC)–24.28%
Pass Through Ctfs.,
5.00%, 02/01/2020 to 06/01/2040	5,198,611	5,611,587
3.50%, 08/01/2026 to 09/01/2045	7,007,157	7,158,794
6.50%, 05/01/2028 to 08/01/2033	309,194	342,440
6.00%, 03/01/2029	2,861	3,153
2.50%, 02/01/2031	3,290,837	3,274,856
8.50%, 08/01/2031	199,809	238,128
3.00%, 02/01/2032	10,268,541	10,392,176
8.00%, 08/01/2032	174,109	204,420
7.50%, 05/01/2035	269,806	312,125
5.50%, 12/01/2036	185,589	204,088
4.50%, 05/01/2038 to 02/01/2042	14,605,401	15,443,891
5.35%, 07/01/2038 to 10/17/2038	1,777,271	1,945,265
5.80%, 10/01/2038 to 01/20/2039	806,233	867,585
5.45%, 11/25/2038	2,153,289	2,338,873
4.00%, 06/01/2042	4,471,410	4,679,957
Pass Through Ctfs., ARM,
4.51%, (1 yr. USD LIBOR + 1.87%), 07/01/2036(a)	1,218,359	1,278,323
5.18%, (1 yr. USD LIBOR + 2.06%), 02/01/2037(a)	94,434	100,006
5.31%, (1 yr. USD LIBOR + 2.18%), 03/01/2037(a)	375,033	398,738
4.39%, (1 yr. USD LIBOR + 1.88%), 05/01/2037(a)	415,247	437,484
4.81%, (1 yr. USD LIBOR + 1.98%), 11/01/2037(a)	745,500	787,196
5.08%, (1 yr. USD LIBOR + 2.01%), 01/01/2038(a)	123,122	129,316
3.98%, (1 yr. USD LIBOR + 1.85%), 03/01/2041(a)	22,876	24,000
4.00%, 11/01/2048	7,834,705	8,206,856
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value
Federal Home Loan Mortgage Corp. (FHLMC)–(continued)
Pass Through Ctfs., TBA,
3.00%, 05/01/2049(c)	$26,450,000	$26,328,744
3.50%, 05/01/2049(c)	25,000,000	25,345,703
4.00%, 05/01/2049(c)	8,700,000	8,947,928
		125,001,632
Federal National Mortgage Association (FNMA)–41.49%
Pass Through Ctfs.,
4.50%, 05/01/2019 to 12/01/2048	15,204,800	16,023,941
8.00%, 07/01/2020 to 04/01/2033	381,716	452,313
6.50%, 06/01/2022 to 11/01/2038	2,091,810	2,340,076
5.50%, 11/01/2022 to 04/01/2038	6,216,768	6,758,190
7.00%, 07/01/2023 to 12/01/2033	243,428	253,160
4.00%, 06/01/2024 to 11/01/2048	39,364,919	40,958,772
5.00%, 06/01/2027 to 01/01/2041	4,970,263	5,349,464
3.00%, 02/01/2028 to 11/01/2045	15,680,460	15,805,167
9.50%, 04/01/2030	28,920	32,410
3.50%, 11/01/2030 to 04/01/2046	36,474,462	37,191,491
5.63%, 08/01/2032	339,130	359,637
8.50%, 10/01/2032	357,479	432,211
6.00%, 12/01/2035 to 05/01/2040	2,121,709	2,316,709
7.50%, 08/01/2037	426,048	503,835
5.45%, 01/01/2038	368,143	391,311
Pass Through Ctfs., TBA,
2.50%, 05/01/2034(c)	12,000,000	11,924,109
3.00%, 05/01/2034 to 05/01/2049(c)	48,250,000	48,223,140
3.50%, 05/01/2049(c)	18,400,000	18,642,938
Pass Through Ctfs., ARM,
4.68%, (1 yr. USD LIBOR + 1.73%), 03/01/2038(a)	154,828	162,327
4.12%, (1 yr. USD LIBOR + 1.30%), 02/01/2039(a)	1,427,070	1,469,678
3.05%, (1 yr. USD LIBOR + 1.67%), 08/01/2042(a)	800,535	809,370
2.75%, (1 yr. USD LIBOR + 1.61%), 03/01/2046(a)	3,160,806	3,178,495
		213,578,744
Principal Amount		Value
Government National Mortgage Association (GNMA)–18.27%
Pass Through Ctfs.,
9.00%, 08/15/2019 to 08/15/2024	$22,448	$22,505
9.50%, 11/15/2019 to 06/15/2022	26,923	27,080
8.00%, 03/15/2020 to 12/15/2021	37,306	37,396
7.00%, 11/15/2022 to 01/15/2029	193,415	200,127
6.50%, 04/15/2026 to 11/15/2028	94,941	104,277
6.00%, 01/15/2028 to 04/20/2029	231,039	251,375
5.50%, 05/15/2033 to 10/15/2034	632,199	691,807
5.00%, 11/20/2037	662,669	703,061
3.50%, 07/20/2046	6,793,525	6,963,434
4.00%, 02/20/2048	3,983,238	4,149,770
Pass Through Ctfs., ARM, 2.50%, (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 10/20/2047(a)	4,128,540	4,131,402
Pass Through Ctfs., TBA,
3.00%, 05/01/2049(c)	26,100,000	26,210,110
3.50%, 05/01/2049(c)	32,500,000	33,194,433
4.00%, 05/01/2049(c)	16,800,000	17,338,125
		94,024,902
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $473,405,660)		462,854,239

Asset-Backed Securities–39.42%
Adjustable Rate Mortgage Trust, Series 2005-7, Class 2A21, Variable Rate Pass Through Ctfs., 4.08%, 10/25/2035(b)	440,822	404,893
Agate Bay Mortgage Trust, Series 2015-2, Class B1, Variable Rate Pass Through Ctfs., 3.73%, 03/25/2045(b)(d)	3,455,853	3,488,782
American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 4.70% (6 mo. USD LIBOR + 2.00%), 06/25/2045(a)	167,358	168,088
Angel Oak Mortgage Trust, LLC, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.81%, 01/25/2047(b)(d)	298,956	298,948
Banc of America Funding Trust,
Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/2036	71,043	67,424
Series 2006-A, Class 1A1, Variable Rate Pass Through Ctfs., 4.67%, 02/20/2036(b)	647,291	642,634
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A1, Variable Rate Pass Through Ctfs., 4.38%, 03/25/2035(b)	$1,462,017	$1,467,267
BX Commercial Mortgage Trust, Series 2018-BIOA, Class C, Floating Rate Pass Through Ctfs., 3.60% (1 mo. USD LIBOR + 1.12%), 03/15/2037(a)(d)	6,500,000	6,470,065
CAL Funding II Ltd, Series 2018-2A, Class A, Pass Through Ctfs., 4.34%, 09/25/2043(d)	3,325,000	3,445,900
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class B, Floating Rate Pass Through Ctfs., 3.45% (1 mo. USD LIBOR + 0.97%), 07/15/2032(a)(d)	3,000,000	2,994,828
Series 2017-BIOC, Class C, Floating Rate Pass Through Ctfs., 3.53% (1 mo. USD LIBOR + 1.05%), 07/15/2032(a)(d)	2,954,000	2,947,097
Chase Mortgage Finance Trust,
Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 4.19%, 12/25/2035(b)	33,842	32,670
Series 2007-A2, Class 2A1, Variable Rate Pass Through Ctfs., 4.51%, 07/25/2037(b)	666,865	682,768
Series 2007-A2, Class 2A4, Variable Rate Pass Through Ctfs., 4.51%, 07/25/2037(b)	616,041	620,595
Chase Mortgage Trust,
Series 2016-1, Class M3, Variable Rate Pass Through Ctfs., 3.75%, 04/25/2045(b)(d)	2,869,151	2,895,917
Series 2016-2, Class M4, Variable Rate Pass Through Ctfs., 3.75%, 12/25/2045(b)(d)	2,845,581	2,793,174
CHL Mortgage Pass Through Trust, Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 3.03% (1 mo. USD LIBOR + 0.54%), 02/25/2035(a)	343,351	328,852
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB3, Class 2A, Variable Rate Pass Through Ctfs., 4.04%, 09/25/2034(b)	1,483,311	1,439,575
Series 2004-UST1, Class A4, Variable Rate Pass Through Ctfs., 4.45%, 08/25/2034(b)	186,849	182,784
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 4.82% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(a)	1,406,259	1,431,245
Series 2006-AR2, Class 1A2, Variable Rate Pass Through Ctfs., 4.80%, 03/25/2036(b)	53,880	51,939
Principal Amount		Value

COLT Mortgage Loan Trust,
Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.61%, 05/27/2047(b)(d)	$837,038	$834,633
Series 2017-1, Class A3, Variable Rate Pass Through Ctfs., 3.07%, 05/27/2047(b)(d)	976,544	975,750
Series 2017-2, Class A2A, Variable Rate Pass Through Ctfs., 2.57%, 10/25/2047(b)(d)	1,469,055	1,467,810
Commercial Mortgage Trust,
Series 2013-LC13, Class XA, IO, Variable Rate Pass Through Ctfs., 1.16%, 08/10/2046(b)	30,461,720	1,162,748
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 3.88% (1 mo. USD LIBOR + 2.15%), 10/15/2031(a)(d)	103,298	103,232
Series 2015-CR24, Class XA, IO, Variable Rate Pass Through Ctfs., 0.77%, 08/10/2048(b)	42,451,144	1,739,380
Series 2015-CR26, Class C, Variable Rate Pass Through Ctfs., 4.48%, 10/10/2048(b)	1,997,000	2,052,006
CommonBond Student Loan Trust, Series 2018-CGS, Class A1, Pass Through Ctfs., 3.87%, 02/25/2046(d)	4,807,453	4,879,355
Credit Suisse First Boston Mortgage Securities Corp., Series 2004- AR5, Class 5A1, Variable Rate Pass Through Ctfs., 4.52%, 06/25/2034(b)	1,139,019	1,140,496
Credit Suisse Mortgage Capital Trust,
Series 2013-6, Class 2A1, Variable Rate Pass Through Ctfs., 3.50%, 08/25/2043(b)(d)	1,369,063	1,376,435
Series 2013-7, Class B1, Variable Rate Pass Through Ctfs., 3.58%, 08/25/2043(b)(d)	4,790,702	4,889,010
Credit Suisse Mortgage Loan Trust, Series 2015-1, Class A9, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	2,400,992	2,411,776
DBGS Mortgage Trust, Series 2018-BIOD, Class A, Floating Rate Pass Through Ctfs., 3.29% (1 mo. USD LIBOR + 0.80%), 05/15/2035(a)(d)	4,640,695	4,639,912
DBUBS Mortgage Trust, Series 2011-LC3A, Class C, Variable Rate Pass Through Ctfs., 5.34%, 08/10/2044(b)(d)	5,000,000	5,227,223
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1, Variable Rate Pass Through Ctfs., 2.58%, 10/25/2047(b)(d)	1,273,334	1,270,646
Deutsche Mortgage Securities Inc Re-REMIC Trust Certificates, Series 2007-WM1, Class A1, Variable Rate Pass Through Ctfs., 3.69%, 06/27/2037(b)(d)	3,024,595	3,061,443
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

FREMF Mortgage Trust, Series 2017-KF41, Class B, Floating Rate Pass Through Ctfs., 4.99% (1 mo. USD LIBOR + 2.50%), 11/25/2024(a)(d)	$766,177	$773,564
Galton Funding Mortgage Trust, Series 2018-1, Class A33, Variable Rate Pass Through Ctfs., 3.50%, 11/25/2057(b)(d)	3,573,426	3,550,407
GMACM Mortgage Loan Trust, Series 2005-AR3, Class 2A1, Variable Rate Pass Through Ctfs., 3.99%, 06/19/2035(b)	1,368,769	1,341,876
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 2.76% (1 mo. USD LIBOR + 0.27%), 07/25/2037(a)	109,658	105,699
GSR Mortgage Loan Trust,
Series 2004-11, Class 2A2, Variable Rate Pass Through Ctfs., 4.45%, 09/25/2034(b)	155,354	156,440
Series 2004-12, Class 3A6, Variable Rate Pass Through Ctfs., 4.44%, 12/25/2034(b)	714,420	720,260
Hertz Vehicle Financing II L.P., Series 2015-1A, Class A, Pass Through Ctfs., 2.73%, 03/25/2021(d)	6,000,000	5,982,835
Home Partners of America Trust,
Series 2017-1, Class C, Floating Rate Pass Through Ctfs., 4.03% (1 mo. USD LIBOR + 1.55%), 07/17/2034(a)(d)	3,000,000	3,004,438
Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.38% (1 mo. USD LIBOR + 1.90%), 07/17/2034(a)(d)	6,620,000	6,630,085
Invitation Homes Trust,
Series 2017-SFR2, Class C, Floating Rate Pass Through Ctfs., 3.93% (1 mo. USD LIBOR + 1.45%), 12/17/2036(a)(d)	3,208,000	3,216,422
Series 2017-SFR2, Class D, Floating Rate Pass Through Ctfs., 4.28% (1 mo. USD LIBOR + 1.80%), 12/17/2036(a)(d)	7,916,000	7,953,351
Series 2018-SFR3, Class B, Floating Rate Pass Through Ctfs., 3.63% (1 mo. USD LIBOR + 1.15%), 07/17/2037(a)(d)	5,000,000	5,011,899
Series 2018-SFR4, Class C, Floating Rate Pass Through Ctfs., 3.88% (1 mo. USD LIBOR + 1.40%), 01/17/2038(a)(d)	4,229,000	4,232,140
Principal Amount		Value

JP Morgan Mortgage Trust,
Series 2005-A1, Class 3A1, Variable Rate Pass Through Ctfs., 4.57%, 02/25/2035(b)	$1,351,386	$1,383,840
Series 2005-A3, Class 6A5, Variable Rate Pass Through Ctfs., 4.17%, 06/25/2035(b)	911,964	921,616
Series 2005-A6, Class 7A1, Variable Rate Pass Through Ctfs., 4.32%, 08/25/2035(b)	562,714	546,291
Series 2014-1, Class 1A17, Variable Rate Pass Through Ctfs., 4.00%, 01/25/2044(b)(d)	2,902,401	2,918,408
Series 2015-3, Class A3, Variable Rate Pass Through Ctfs., 3.50%, 05/25/2045(b)(d)	4,226,659	4,225,066
Series 2015-5, Class A2, Variable Rate Pass Through Ctfs., 3.27%, 05/25/2045(b)(d)	1,791,578	1,790,769
Series 2016-5, Class A1, Variable Rate Pass Through Ctfs., 2.64%, 12/25/2046(b)	2,430,261	2,411,525
Series 2017-5, Class A1, Variable Rate Pass Through Ctfs., 3.18%, 10/26/2048(b)	4,115,743	4,124,389
Series 2018-7FRB, Class A2, Floating Rate Pass Through Ctfs., 3.24% (1 mo. USD LIBOR + 0.75%), 04/25/2046(a)(d)	5,439,526	5,444,060
Luminent Mortgage Trust, Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 2.73% (1 mo. USD LIBOR + 0.24%), 04/25/2036(a)	58,012	49,289
Merrill Lynch Mortgage Investors Trust,
Series 2005-3, Class 3A, Floating Rate Pass Through Ctfs., 4.34% (1 mo. USD LIBOR + 0.25%), 11/25/2035(a)	567,691	573,503
Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 2.95% (1 mo. USD LIBOR + 0.46%), 03/25/2030(a)	677,608	659,609
Mill City Mortgage Loan Trust, Series 2017-1, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 11/25/2058(b)	2,475,868	2,457,532
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class AJ, Variable Rate Pass Through Ctfs., 5.39%, 11/12/2041(b)	58,585	58,448
New Residential Mortgage Loan Trust,
Series 2018-4A, Class A1S, Floating Rate Pass Through Ctfs., 3.24% (1 mo. USD LIBOR + 0.75%), 01/25/2048(a)(d)	4,234,306	4,214,831
Series 2018-NQM1, Class A2, Variable Rate Pass Through Ctfs., 4.09%, 11/25/2048(b)	4,600,357	4,696,277
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A1, Floating Rate Pass Through Ctfs., 3.16% (1 mo. USD LIBOR + 0.68%), 10/17/2022(a)(d)	$3,800,000	$3,812,822
Onslow Bay Financial LLC, Series 2018-EXP1, Class 2A1,, Floating Rate Pass Through Ctfs., 3.34% (1 mo. USD LIBOR + 0.85%), 04/25/2048(a)(d)	3,926,281	3,914,112
RALI Trust, Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 2.76% (1 mo. USD LIBOR + 0.27%), 02/25/2046(a)	50,854	20,849
RBSSP Resecuritization Trust, Series 2010-1, Class 2A1, Variable Rate Pass Through Ctfs., 4.43% ,7/26/2045 (Acquired 01/31/2011-02/23/2016; Cost $893,583)(b)	899,360	924,132
Sequoia Mortgage Trust, Series 2013-4, Class A3, Variable Rate Pass Through Ctfs., 1.55%, 04/25/2043(b)	1,203,495	1,130,223
Shellpoint Asset Funding Trust, Series 2013-1, Class A3, Variable Rate Pass Through Ctfs., 3.75%, 07/25/2043(b)	2,085,855	2,084,791
Starwood Waypoint Homes Trust, Series 2017-1, Class D, Floating Rate Pass Through Ctfs., 4.43% (1 mo. USD LIBOR + 1.95%), 01/17/2035(a)(d)	5,750,000	5,760,038
Stonemont Portfolio Trust, Series 2017-MONT, Class F, Floating Rate Pass Through Ctfs., 6.09% (1 mo. USD LIBOR + 3.60%), 08/20/2030(a)(d)	1,954,385	1,963,468
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.49% (1 mo. USD LIBOR + 0.30%), 09/25/2034(a)	399,109	374,731
Series 2004-20, Class 3A1, Variable Rate Pass Through Ctfs., 4.10%, 01/25/2035(b)	216,833	215,444
Structured Asset Mortgage Investments, II Trust, Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 2.95% (1 mo. USD LIBOR + 0.46%), 05/25/2045(a)	1,008,513	989,748
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Variable Rate Pass Through Ctfs., 4.55%, 11/25/2032(b)	173,677	167,726
Thornburg Mortgage Securities Trust, Series 2005-2, Class A1, Variable Rate Pass Through Ctfs., 4.31%, 07/25/2045(b)	2,318,166	2,285,790
Principal Amount		Value

Towd Point Mortgage Trust,
Series 2015-4, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/2055(b)	$716,742	$719,015
Series 2017-2, Class A1, Variable Rate Pass Through Ctfs., 2.75%, 04/25/2057(b)	4,326,780	4,288,154
Verus Securitization Trust,
Series 2017-2A, Class A2, Variable Rate Pass Through Ctfs., 2.64%, 07/25/2047(b)	2,636,619	2,619,710
Series 2017-2A, Class A3, Variable Rate Pass Through Ctfs., 2.85%, 07/25/2047(b)	2,584,921	2,569,625
Series 2018-1, Class A3, Variable Rate Pass Through Ctfs., 3.21%, 02/25/2048(b)	2,834,537	2,831,107
Series 2018-3, Class A-2, Variable Rate Pass Through Ctfs., 4.18%, 10/25/2058(b)	3,775,297	3,850,126
Series 2018-INV1, Class A3, Variable Rate Pass Through Ctfs., 4.05%, 03/25/2058(b)	1,129,596	1,142,730
Series 2019-1, Class A1, Variable Rate Pass Through Ctfs., 3.84%, 02/25/2059(b)	3,000,000	3,025,865
WaMu Mortgage Pass-Through Trust, Series 2007-HY2, Class 2A1, Variable Rate Pass Through Ctfs., 4.14%, 11/25/2036(b)	144,565	136,945
Wells Fargo Commercial Mortgage Trust, Series 2018- BXI, Class C, Floating Rate Pass Through Ctfs., 3.64% (1 mo. USD LIBOR + 1.16%), 12/15/2036(a)(d)	1,500,000	1,501,501
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR12, Class 1A1, Variable Rate Pass Through Ctfs., 4.87%, 05/25/2035(b)	455,322	467,712
Series 2005-AR2, Class 2A2, Variable Rate Pass Through Ctfs., 5.15%, 03/25/2035(b)	119,053	122,595
Series 2006-AR6, Class 3A1, Variable Rate Pass Through Ctfs., 4.96%, 03/25/2036(b)	1,607,625	1,567,570
Series 2006-AR6, Class 7A2, Variable Rate Pass Through Ctfs., 4.81%, 03/25/2036(b)	930,640	944,873
Series 2006-AR7, Class 2A5, Variable Rate Pass Through Ctfs., 4.42%, 05/25/2036(b)	976,913	1,005,037
Series 2006-AR8, Class 2A3, Variable Rate Pass Through Ctfs., 4.67%, 04/25/2036(b)	542,939	540,929
WFRBS Commercial Mortgage Trust, Series 2013-C17, Class D, Variable Rate Pass Through Ctfs., 5.06%, 12/15/2046(b)	2,600,000	2,660,879
Total Asset-Backed Securities (Cost $201,171,895)		202,880,416
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Principal Amount		Value

Agency Credit Risk Transfer Notes–7.29%
Fannie Mae Connecticut Avenue Securities, , 5.39%, (1 mo. USD LIBOR + 2.90%) 07/25/2024(a)	$4,008,747	$4,200,532
Freddie Mac
Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 4.69%, (1 mo. USD LIBOR + 2.20%) 02/25/2024(a)	1,274,931	1,297,151
Series 2015-HQ1, Class M3, Floating Rate STACR® Debt Notes, 6.29%, (1 mo. USD LIBOR + 3.80%) 03/25/2025(a)	4,913,897	5,180,712
Series 2015-DNA1, Class M2, Floating Rate STACR® Debt Notes, 4.34%, (1 mo. USD LIBOR + 1.85%) 10/25/2027(a)	4,684,974	4,735,819
Series 2016-DNA1, Class M2, Floating Rate STACR® Debt Notes, 5.39%, (1 mo. USD LIBOR + 2.90%) 07/25/2028(a)	3,293,811	3,352,012
Series 2016-HQA1, Class M2, Floating Rate STACR® Debt Notes, 5.24%, (1 mo. USD LIBOR + 2.75%) 09/25/2028(a)	2,214,712	2,247,915
Series 2016-HQA2, Class M2, Floating Rate STACR® Debt Notes, 4.74%, (1 mo. USD LIBOR + 2.25%) 11/25/2028(a)	3,195,778	3,243,145
Series 2016-HQA4, Class M2, Floating Rate STACR® Debt Notes, 3.79%, (1 mo. USD LIBOR + 1.30%) 04/25/2029(a)	3,500,000	3,519,844
Series 2017-DNA2, Class M1, Floating Rate STACR® Debt Notes, 3.69%, (1 mo. USD LIBOR + 1.20%) 10/25/2029(a)	4,740,001	4,767,256
Series 2018-DNA2, Class M1, Floating Rate STACR® Debt Notes, 3.29%, (1 mo. USD LIBOR + 0.80%) 12/25/2030(a)(d)	5,000,000	5,000,689
Total Agency Credit Risk Transfer Notes (Cost $38,030,886)		37,545,075
Principal Amount		Value
U.S. Treasury Securities–0.23%
U.S. Treasury Bills–0.23%
2.43%, 06/27/2019 (Cost $1,163,212)(e)(f)	$1,170,000	$1,163,367
Shares
Money Market Funds–4.33%
Invesco Government & Agency Portfolio-Institutional Class, 2.33%(g)	7,805,129	7,805,128
Invesco Liquid Assets Portfolio- Institutional Class, 2.48%(g)	5,574,029	5,575,701
Invesco Treasury Portfolio-Institutional Class, 2.31%(g)	8,920,147	8,920,147
Total Money Market Funds (Cost $22,300,977)		22,300,976
TOTAL INVESTMENTS IN SECURITIES–141.19% (Cost $736,072,630)		726,744,073
OTHER ASSETS LESS LIABILITIES–(41.19)%		(212,011,513)
NET ASSETS–100.00%		$514,732,560
Investment Abbreviations:
ACES	– Automatically Convertible Extendable Security
ARM	– Adjustable Rate Mortgage
Ctfs.	– Certificates
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MTA	– Moving Treasury Average
REMICs	– Real Estate Mortgage Investment Conduits
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
USD	– U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Schedule of Investments:
(a)	Interest and dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2019.
(b)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2019.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1D.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
March 31, 2019 was $137,372,841, which represented 26.69% of the Fund’s Net Assets.

(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1C.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2019.
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	44	June-2019	$5,465,625	$76,551	$76,551
Short Futures Contracts
Interest Rate Risk
U.S. Treasury 2 Year Notes	181	June-2019	(38,569,969)	(131,895)	(131,895)
U.S. Treasury 5 Year Notes	358	June-2019	(41,466,469)	(364,446)	(364,446)
U.S. Treasury 10 Year Ultra Bonds	84	June-2019	(11,153,625)	(239,731)	(239,731)
U.S. Treasury Ultra Bonds	52	June-2019	(8,736,000)	(319,030)	(319,030)
Subtotal—Short Futures Contracts				(1,055,102)	(1,055,102)
Total Futures Contracts				$(978,551)	$(978,551)
See accompanying notes which are an integral part of this schedule.
Invesco Quality Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value ("NAV") per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Invesco Quality Income Fund

B.
Securities Transactions and Investment Income — (continued)
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities.
When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as
Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of
Assets and Liabilities.
D.
Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments.
Dollar roll transactions involve the risk that a Counterparty to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar roll transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement. Dollar roll transactions covered in this manner are not treated as senior securities for purposes of a Fund’s fundamental investment limitation on borrowings.
E.
Other Risks — The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
F.
Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Quality Income Fund

The following is a summary of the tiered valuation input levels, as of March 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Sponsored Agency Mortgage-Backed Securities	$—	$462,854,239	$—	$462,854,239
Asset-Backed Securities	—	202,880,416	—	202,880,416
Agency Credit Risk Transfer Notes	—	37,545,075	—	37,545,075
U.S. Treasury Securities	—	1,163,367	—	1,163,367
Money Market Funds	22,300,976	—	—	22,300,976
Total Investments in Securities	22,300,976	704,443,097	—	726,744,073
Other Investments - Assets*
Futures Contracts	76,551	—	—	76,551
Other Investments - Liabilities*
Futures Contracts	(1,055,102)	—	—	(1,055,102)
Total Other Investments	(978,551)	—	—	(978,551)
Total Investments	$21,322,425	$704,443,097	$—	$725,765,522
*	Unrealized appreciation (depreciation).
Invesco Quality Income Fund